Mezzanine Equity And Stockholders' Deficit - Schedule of Series B preferred stock warrants (Detail) - Series B Redeemable Convertible Preferred Stock Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Beginning Outstanding and exercisable (Number of Warrants)	821,253	1,704,789
Warrants exercised		(883,536)
Ending Outstanding and exercisable (Number of Warrants)	821,253	821,253	1,704,789
Beginning Outstanding and exercisable (Weighted Average Exercise Price)	$ 0.22	$ 0.22
Warrants exercised		0.11
Ending Outstanding and exercisable (Weighted Average Exercise Price)	$ 0.22	$ 0.22	$ 0.22
Weighted Average Remaining Contractual Life in Years	3 years 11 months 1 day	4 years 1 month 28 days	5 years 25 days